Deferred Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 363	$ 496	$ 514
Deferred tax assets	4	4	1
Net deferred taxation liability	359	492	513
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	492	513	440
Taxation of items included in income statement	(68)	(45)	140
Taxation on items included in other comprehensive income	(6)	2	2
Transfer to non-current assets and liabilities held for sale	(73)	0	0
Translation	14	22	(69)
Closing balance	359	492	513
Unrecognised taxable temporary differences pertaining to undistributed earnings	384	366	357
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	604	730	743
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	33	31	35
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	229	245	242
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	60	31	34
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	15	10	14
Deferred tax assets	4	3	3
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	652	771	792
Deferred tax assets	$ 293	$ 279	$ 279